Summary of Significant Accounting Policies (Details) - Schedule of Expected Economic Useful Lives	Mar. 31, 2024
Land [Member]
Schedule of Expected Economic Useful Lives [Abstract]
Property, Plant and Equipment, Useful Life description	Infinite
Leasehold improvements [Member]
Schedule of Expected Economic Useful Lives [Abstract]
Property, Plant and Equipment, Useful Life description	Lesser of useful life and lease term
Software [Member]
Schedule of Expected Economic Useful Lives [Abstract]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Property and buildings [Member]
Schedule of Expected Economic Useful Lives [Abstract]
Property, Plant and Equipment, Useful Life	35 years
Minimum [Member] | Equipment and furniture [Member]
Schedule of Expected Economic Useful Lives [Abstract]
Property, Plant and Equipment, Useful Life	2 years
Minimum [Member] | Automobiles [Member]
Schedule of Expected Economic Useful Lives [Abstract]
Property, Plant and Equipment, Useful Life	4 years
Maximum [Member] | Property and buildings [Member]
Schedule of Expected Economic Useful Lives [Abstract]
Property, Plant and Equipment, Useful Life	50 years
Maximum [Member] | Equipment and furniture [Member]
Schedule of Expected Economic Useful Lives [Abstract]
Property, Plant and Equipment, Useful Life	18 years
Maximum [Member] | Automobiles [Member]
Schedule of Expected Economic Useful Lives [Abstract]
Property, Plant and Equipment, Useful Life	6 years